LEASES - Schedule of Assets And Liabilities, Lessee (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Operating lease right-of-use assets	$ 0	$ 175	$ 152
Liabilities:
Operating lease liabilities	0	94	154
Operating lease liabilities, noncurrent	$ 0	82	0
Total operating lease liabilities		$ 176	$ 154